RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Financial Statement Location (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
United States Pension Plans [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	$ 0	$ 0
Employee compensation and benefits	(2)	(2)
Retirement and post-retirement benefits	(57)	(35)
Net asset (liability)	(59)	(37)
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial (gains) losses	66	39
Prior service costs (benefits)	(91)	(103)
Total	(25)	(64)
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(12)
Amortization of actuarial net loss (gain)	7
Foreign Pension Plans [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	18	12
Employee compensation and benefits	0	0
Retirement and post-retirement benefits	(164)	(156)
Net asset (liability)	(146)	(144)
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial (gains) losses	524	513
Prior service costs (benefits)	(9)	(16)
Total	515	497
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(1)
Amortization of actuarial net loss (gain)	43
United States Postretirement Benefit Plan [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	0	0
Employee compensation and benefits	0	0
Retirement and post-retirement benefits	(61)	(239)
Net asset (liability)	(61)	(239)
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial (gains) losses	188	191
Prior service costs (benefits)	(253)	(86)
Total	(65)	105
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(35)
Amortization of actuarial net loss (gain)	$ 16